Investment Portfolio
(UNAUDITED) | 01.31.2021
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 45.4%	Principal Amount	Value
Aerospace & defense - 3.1%
The Boeing Co.,
2.30%, 08/01/21	$2,910,000	$2,935,298
2.80%, 03/01/27	725,000	755,433
2.95%, 02/01/30	940,000	958,100
3.60%, 05/01/34	6,415,000	6,682,688
3.63%, 02/01/31	6,215,000	6,698,155
5.04%, 05/01/27	1,265,000	1,473,570
5.15%, 05/01/30	8,880,000	10,544,547
Agriculture - 1.2%
BAT Capital Corp., 3.56%, 08/15/27	10,925,000	12,141,270
Airlines - 6.1%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	2,125,000	2,293,482
American Airlines, Pass Through Trust,
Series 2013-1, Class A, 4.00%, 01/15/27	3,658,276	3,357,831
Series 2013-2, Class A, 4.95%, 07/15/24	2,187,178	2,143,697
Series 2014-1, Class A, 3.70%, 04/01/28	5,462,447	5,326,180
Series 2015-1, Class A, 3.38%, 11/01/28	5,598,166	5,345,179
Series 2016-3, Class AA, 3.00%, 04/15/30	517,770	511,438
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,625,000	2,815,312
Continental Airlines, Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	1,307,316	1,340,056
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	14,493,339	14,525,320
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 05/15/34	2,090,000	2,279,986
Southwest Airlines Co.,
5.13%, 06/15/27	2,635,000	3,120,375
5.25%, 05/04/25	3,070,000	3,523,370
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 10/11/27	672,256	686,859
Series 2015-1, Class AA, 3.45%, 06/01/29	445,975	456,858
Series 2016-2, Class AA, 2.88%, 04/07/30	2,793,495	2,795,322
Series 2018-1, Class AA, 3.50%, 03/01/30	667,559	687,464
US Airways, Pass Through Trust,
Series 2010-1, Class A, 6.25%, 10/22/24	2,951,975	2,828,539
Series 2012-1, Class A, 5.90%, 04/01/26	2,678,070	2,718,471
Series 2012-2, Class A, 4.63%, 12/03/26	1,148,783	1,028,592
Series 2013-1, Class A, 3.95%, 05/15/27	1,579,177	1,531,275
Auto manufacturers - 13.3%
American Honda Finance Corp.,
0.65%, 09/08/23	2,800,000	2,819,643
0.88%, 07/07/23	7,385,000	7,465,260
1.20%, 07/08/25	1,875,000	1,909,101
Daimler Finance North America LLC,
144A, 2.30%, 02/12/21	5,815,000	5,818,124
144A, 3.00%, 02/22/21	3,795,000	3,800,734
144A, 3.35%, 05/04/21	8,745,000	8,811,597
Ford Motor Credit Co. LLC,
3.10%, 05/04/23	4,045,000	4,087,978
3.37%, 11/17/23	19,670,000	20,015,602
3.38%, 11/13/25	2,570,000	2,612,277
4.27%, 01/09/27	2,570,000	2,708,137
5.58%, 03/18/24	5,055,000	5,462,079
General Motors Financial Co., Inc.,
2.90%, 02/26/25	2,525,000	2,690,131
3.55%, 04/09/21	7,110,000	7,148,957
4.00%, 01/15/25	4,680,000	5,147,881
4.30%, 07/13/25	2,675,000	2,994,635
4.35%, 04/09/25	3,790,000	4,239,137
4.35%, 01/17/27	4,125,000	4,724,624
5.10%, 01/17/24	10,165,000	11,356,450
5.25%, 03/01/26	2,800,000	3,294,509
Hyundai Capital America,
144A, 0.80%, 01/08/24	10,280,000	10,248,390
144A, 1.25%, 09/18/23	870,000	878,816
144A, 6.38%, 04/08/30	5,555,000	7,336,716
Volkswagen Group of America Finance LLC, 144A, 2.70%, 09/26/22	3,645,000	3,773,908
Banks - 5.8%
Bank of America Corp. (Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	11,830,000	13,267,672
Citigroup, Inc.,
(3 Month LIBOR USD + 0.95%), 1.17%, 07/24/23	1,415,000	1,428,548
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	8,785,000	9,241,242
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	8,360,000	9,933,003
JPMorgan Chase & Co. (Fixed until 09/16/23, then SOFR + 0.60%), 0.65%, 09/16/24	2,365,000	2,378,210
Mitsubishi UFJ Financial Group, Inc. (Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	3,185,000	3,208,911
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/12/23	1,970,000	1,988,298
Wells Fargo & Co. (Fixed until 04/04/30, then 3 Month LIBOR USD + 3.77%), 4.48%, 04/04/31	12,715,000	15,252,507
Capital markets - 0.8%
Morgan Stanley (Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,900,000	3,302,002
UBS Group AG, 144A, (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 1.36%, 01/30/27	4,095,000	4,130,242
Chemicals - 0.2%
LYB International Finance III LLC, 2.88%, 05/01/25	2,257,000	2,430,320
Consumer finance - 2.1%
Ally Financial, Inc.,
1.45%, 10/02/23	10,340,000	10,509,341
5.80%, 05/01/25	8,250,000	9,772,835
Diversified financial services - 1.1%
GE Capital International Funding Co., 4.42%, 11/15/35	9,310,000	10,899,001
Electric - 0.9%
Consolidated Edison Co. of New York, Inc.,
3.35%, 04/01/30	510,000	573,144
3.95%, 04/01/50	1,625,000	1,927,688
Exelon Generation Co. LLC, 3.25%, 06/01/25	3,340,000	3,629,657
PPL Electric Utilities Corp. (3 Month LIBOR USD + 0.25%), 0.50%, 09/28/23	2,480,000	2,482,421
Electric utilities - 2.2%
Duke Energy Corp., 0.90%, 09/15/25	2,100,000	2,106,171
Edison International, 4.95%, 04/15/25	750,000	852,443
Pacific Gas and Electric Co., 1.75%, 06/16/22	8,895,000	8,924,176
Southern California Edison Co.,
1.20%, 02/01/26	4,890,000	4,925,190
3.70%, 08/01/25	4,155,000	4,619,004
Healthcare services - 0.5%
HCA, Inc., 5.00%, 03/15/24	4,100,000	4,617,874
Industrial conglomerates - 0.4%
General Electric Co., 4.25%, 05/01/40	3,055,000	3,487,457
Insurance - 0.4%
Protective Life Global Funding, 144A, 1.08%, 06/09/23	3,905,000	3,968,147
Media - 0.6%
Charter Communications Operating LLC, 4.91%, 07/23/25	4,655,000	5,366,334
Multi-utilities - 0.6%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,225,000	2,364,690
Dominion Energy, Inc. (3 Month LIBOR USD + 0.53%), 0.75%, 09/15/23	3,715,000	3,723,040
Oil, gas & consumable fuels - 2.2%
Chevron Corp., 1.55%, 05/11/25	5,673,000	5,855,855
Kinder Morgan, Inc., 4.30%, 06/01/25	1,390,000	1,570,666
Marathon Oil Corp., 2.80%, 11/01/22	850,000	871,850
Marathon Petroleum Corp.,
3.80%, 04/01/28	1,815,000	2,017,864
4.70%, 05/01/25	2,760,000	3,149,943
ONEOK, Inc., 4.25%, 02/01/22	655,000	672,436
Suncor Energy, Inc., 3.10%, 05/15/25	2,120,000	2,303,766
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,630,000	5,375,256
Software - 0.4%
VMware, Inc., 4.50%, 05/15/25	3,320,000	3,767,179
Telecommunications - 0.6%
T-Mobile USA, Inc., 144A, 3.50%, 04/15/25	5,125,000	5,618,002
Tobacco - 2.1%
Altria Group, Inc., 4.80%, 02/14/29	7,705,000	9,154,942
Reynolds American, Inc., 4.45%, 06/12/25	9,721,000	11,003,152
Transportation - 0.8%
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	8,200,000	8,245,449
Total corporate bonds (cost $409,907,400)		441,765,281

MORTGAGE AND ASSET-BACKED SECURITIES - 17.4%
Asset-backed securities - 7.2%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.45%, 10/15/25	6,360,000	6,387,351
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	7,100,000	7,283,324
Series 2020-2A, Class A, 144A, 2.02%, 02/20/27	13,770,000	14,389,845
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.48%, 03/16/26	1,735,000	1,743,330
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A3 (1 Month LIBOR USD + 0.32%), 0.45%, 10/25/36	640,805	610,644
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.49%, 04/15/25	5,010,000	5,033,050
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.46%, 08/15/25	5,610,000	5,634,126
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	12,830,000	12,875,254
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A, 2.67%, 09/25/21	534,663	536,093
Series 2016-2A, Class A, 144A, 2.95%, 03/25/22	1,255,291	1,258,797
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	734,013	735,990
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	2,706,224	2,713,086
Series 2018-1A, Class A, 144A, 3.29%, 02/25/24	189,774	190,192
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	1,394,191	1,398,643
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	2,561,884	893,841
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	8,540,000	8,574,171
Commercial mortgage-backed securities - 5.3%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,020,035	1,089,740
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	3,569,900	3,620,215
Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	992,014	1,034,912
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,255,000	4,381,049
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class A3, 2.86%, 06/12/46	2,120,000	2,183,963
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	2,375,405	2,458,656
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class A3, 3.51%, 05/17/45	4,166,449	4,289,829
Series 2012-LC9, Class ASB, 2.44%, 12/17/47	5,363,723	5,441,028
Series 2019-MFP, Class A, 144A, (1 Month LIBOR USD + 0.96%), 1.09%, 07/15/36	3,945,000	3,943,767
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/17/47	825,000	908,488
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, VR, 3.93%, 07/17/46	6,475,392	6,776,870
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	2,722,216	2,771,469
Series 2013-C13, Class A3, 2.75%, 05/17/45	4,831,700	4,991,489
Series 2013-C15, Class ASB, 3.72%, 08/17/46	1,893,600	1,967,864
Series 2014-C22, Class A5, 3.75%, 09/17/57	5,155,000	5,676,092
Federal agency mortgage-backed obligations - 4.9%
Fannie Mae Pool,
Series 4012, Class MA, 2.00%, 05/01/35	2,040,387	2,133,211
Series 4126, Class MA, 2.00%, 09/01/30	23,092,258	24,142,800
Series 4148, Class MA, 2.00%, 10/01/30	1,944,197	2,032,645
Series 5796, Class AN, 3.03%, 06/01/27	4,095,000	4,440,162
Series 387770, 3.63%, 07/01/28	4,760,000	5,421,424
Freddie Mac Pool, Series 5034, Class RD, 2.00%, 09/01/30	8,588,246	8,985,940
Total mortgage and asset-backed securities (cost $166,918,842)		168,949,350

FOREIGN GOVERNMENT BONDS - 0.9%
Mexico Government International Bond, 4.00%, 10/02/23	7,975,000	8,716,755
Total foreign government bonds (cost $8,618,072)		8,716,755

U.S. TREASURIES - 15.8%
U.S. Treasury Notes,
0.63%, 08/15/30	1,260,000	1,210,388
1.13%, 09/30/21	90,075,000	90,701,302
1.25%, 10/31/21	60,675,000	61,205,906
Total U.S.Treasuries (cost $153,110,156)		153,117,596

SHORT-TERM INVESTMENTS - 6.2%
U.S. Treasury Bills, ZCI, 0.11%, 03/16/21	60,650,000	60,646,016
Total short-term investments (cost $60,642,031)		60,646,016
Total investment portfolio (cost $799,196,501) - 85.7%		833,194,998
Other assets in excess of liabilities - 14.3%		138,872,956
Total net assets - 100.0%		$972,067,954

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral.  To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly.  Rate shown is the rate in effect as of the date of this report.

ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments listed above are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS - SHORT
(UNAUDITED) | 01.31.2021

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at January 31, 2021	(Depreciation)
10-Year U.S. Treasury Note	03/22/21	(2,049)	$(281,979,479)	$(280,777,031)	$1,202,448

Total futures contracts					$1,202,448

There is $1,672,269 variation margin due to the Fund from the broker as of the date of this report. Futures Contracts are categorized as Level 1 as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 01.31.2021

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 35	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/25	$249,840,000	$5,540,569	$5,069,380	$471,189
Total swap contracts							$249,840,000	$5,540,569	$5,069,380	$471,189

There is $128,589 variation margin due from the Fund to the broker as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(b)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 01.31.2021
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Brazilian Real	109,423,500	U.S. Dollar	20,564,462	02/22/21	J.P. Morgan	$(577,839)
U.S. Dollar	20,771,355	Brazillian Real	109,423,500	02/22/21	J.P. Morgan	784,733
Brazilian Real	52,000,000	U.S. Dollar	9,743,119	04/08/21	J.P. Morgan	(257,815)
Colombian Peso	38,670,045,000	U.S. Dollar	10,557,798	02/22/21	J.P. Morgan	267,903
U.S. Dollar	10,831,945	Colombian Peso	38,670,045,000	02/22/21	J.P. Morgan	6,245
Mexican Peso	631,874,800	U.S. Dollar	31,176,751	03/17/21	J.P. Morgan	(508,380)
Total forward contracts						$(285,153)

Forward Contracts are categorized as Level 2 as of the date of this report.